Goodwill and other intangible assets (FY)- Additional Information (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Feb. 29, 2016	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill [Line Items]
Number of reportable segments | segment						2			2
Amortization expense of other intangible assets			$ 366.1	$ 463.7		$ 1,092.6	$ 1,370.7		$ 1,832.8	$ 1,730.9	$ 1,753.5
Amortization period						15 years			15 years
Anthem | Customer contracts
Goodwill [Line Items]
Amortization expense of other intangible assets			$ 55.4	$ 55.4		$ 166.2	$ 145.1		$ 200.5	$ 95.1	$ 112.4
Period of contract						10 years			10 years
Amortization period	10 years	15 years						10 years
Intangible assets, amortization period | Anthem | Customer contracts
Goodwill [Line Items]
Amortization expense of other intangible assets	$ 10.5				$ 32.0			$ 105.6	$ 126.7
Amortization period	5 years